Note 24 Provisions for pensions and similar obligations changes over the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes over the year for provisions for pensions and similar obligation [Line Items]
Provison for pensions and other post employment obligations		€ 2,732	€ 3,006	€ 3,098
Charges to income for the year provisions for pensions and similar obligations balance		172	197	211
Intereset expense and similar charges for pensions		118	138	133
Personnel expense por pensions		53	57	49
Provisions expenses for pensions		1	2	29
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	[1]	375	132	314
Transfers and other changes		(75)	(49)	(37)
Benefit payments for pensions		(276)	(410)	(474)
Employer contributions		(330)	(143)	(106)
Provison for pensions and other post employment obligations		€ 2,599	€ 2,732	€ 3,006

[1]	(1) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.13).